Convertible bonds (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Jun. 19, 2019
Convertible bonds
Interest expense	$ 10,420	$ 12,770	$ 14,475
Convertible bonds	0	401,173
Purchased call option	$ 77,000
Initial conversion price	$ 127.9
Retained earnings	$ 2,947,160	2,685,063
Settlement of capped call options	$ 7,775	0	$ 0
Adjustment
Convertible bonds
Retained earnings				$ 86,700
ADS
Convertible bonds
Initial conversion price	$ 95.9
Number of shares agreed to sell	10.4
Convertible bonds, non-current
Convertible bonds
Aggregate principle amount					$ 1,000
Convertible bonds	$ 0	401,200
Notes due 2025
Convertible bonds
Aggregate principle amount					$ 500,000
Interest rate (as a percent)					0.75%
Proceeds from convertible debt	491,000
Debt issuance costs	9,000
Amortization of debt issuance costs	7,000
Amount allocated as deduction to the equity component	2,000
Debt instrument, repurchased amount		27,800
Repayment of convertible bonds	432,000	29,700
Notes due 2026
Convertible bonds
Aggregate principle amount					$ 500,000
Interest rate (as a percent)					1.375%
Proceeds from convertible debt	491,000
Convertible bonds	0	401,173
Debt issuance costs	9,000
Amortization of debt issuance costs	6,000
Amount allocated as deduction to the equity component	3,000
Debt instrument, repurchased amount		55,300
Repayment of convertible bonds		60,900
Notes due 2025 and 2026
Convertible bonds
Interest expense	$ 1,583	2,448
Initial conversion rate					$ 10.4271
Initial conversion price					$ 95.9
Net gain on extinguishment of debt		$ 7,100
Repurchase price of the principal amount, percentage	100.00%